FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Schedule of financial assets investments
The Bank’s securities portfolios at fair value through profit or loss, other comprehensive income and at amortized cost are listed below, as of June 30, 2024, and December 31, 2023:
As of June 30, 2024

Financial assets investments	Measurement methodology
	Fair value through profit or loss	Fair value through other comprehensive income, net	Amortized cost, net	Total carrying value, net
	In millions of COP
Securities issued by foreign governments (1)	8,895,126	1,741,944	595,737	11,232,807
Securities issued by the Colombian Government (2)	6,925,175	2,578,915	148,480	9,652,570
Corporate bonds	249,837	664,975	2,823,075	3,737,887
Securities issued by government entities	170,731	—	3,393,380	3,564,111
Securities issued by other financial institutions (3)	779,169	364,665	578,779	1,722,613

Total debt instruments (4)	17,020,038	5,350,499	7,539,451	29,909,988

Total equity securities	193,649	439,083		632,732

Total other instruments financial (5)	30,914			30,914

Total financial assets investments				30,573,634

(1)
The increase in securities measured at fair value through profit or loss is mostly in Bancolombia S.A. and Banistmo S.A. to bonds issued by the United States and the decrease in securities measured at fair value through OCI corresponds mainly in Banistmo S.A. and Grupo Agromercantil Holding S.A. to maturity of bonds issued by the United States.

(2)	The increase in securities measured at fair value through profit or loss corresponds mainly in Bancolombia S.A. to Treasury securities (TES).
(3)
Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 81,766. For further information on TIPS’ fair value measurement see Note 22. Fair value of assets and liabilities.

(4)
At June 30, the Bank has recognized in the Condensed Consolidated Interim Statement of Comprehensive Income COP (4,130) related to debt instruments at fair value through OCI. See Condensed Consolidated Interim Statement of Comprehensive Income.

(5)
At June 30, the Bank has recognized in the Condensed Consolidated Interim Statement of Comprehensive Income COP (4,130) related to debt instruments at fair value through OCI. See Condensed Consolidated Interim Statement of Comprehensive Income.

(6)
Corresponds to convertible notes or agreements for the future purchase of shares, Simple Agreement for Future Equity “SAFE”, by Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A.

As of December 31, 2023

Financial assets investments	Measurement methodology
	Fair value through profit or loss	Fair value through other comprehensive income, net	Amortized cost, net	Total carrying value, net
	In millions of COP
Securities issued by foreign governments	6,274,400	2,437,996	537,831	9,250,227
Securities issued by the Colombian Government	4,725,605	2,725,722	68,624	7,519,951
Corporate bonds	237,234	611,153	2,559,336	3,407,723
Securities issued by government entities	84,990	—	3,129,501	3,214,491
Securities issued by other financial institutions (1)	774,178	373,306	552,790	1,700,274

Total debt instruments (2)	12,096,407	6,148,177	6,848,082	25,092,666

Total equity securities	98,853	444,357		543,210

Total other instruments financial (3)	38,319			38,319

Total financial assets investments				25,674,195

(1)
Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 84,301. For further information on TIPS’ fair value measurement see Note 22. Fair value of assets and liabilities.

(2)	At December 31, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP 93,264 related to debt instruments at fair value through OCI.
(3)
Corresponds to convertible notes or agreements for the future purchase of shares, Simple Agreement for Future Equity “SAFE”, by Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A

Schedule of changes in debt securities
T
he following table shows the breakdown of the changes
in the gross carrying amount of the debt securities at fair value through other comprehensive income and amortized cost, in order to explain their significance to the changes in the loss allowance for the same portfolio as discussed above:
As of June 30, 2024

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Gross carrying amount as at 1 January 2024	12,760,342	205,133	30,784	12,996,259
Transfer from stage 1 to stage 2 (1)	(70,633)	70,633	—	—
Transfer from stage 2 to stage 1 (1)	12,608	(12,608)	—	—
Sales and maturities	(5,376,963)	(171,505)	—	(5,548,468)
Purchases and renewals	5,029,023	4,148	—	5,033,171
Valuation and payments	9,669	1,704	2,662	14,035
Foreign Exchange	389,185	2,989	2,779	394,953

Gross carrying amount as at 30 June 2024	12,753,231	100,494	36,225	12,889,950

(1)	Stage transfer in corporate bonds by Banistmo S.A. and Bangrícola S.A. y Filiales.

As of December 31, 2023

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Gross carrying amount as at 1 January 2023	15,973,144	340,891	—	16,314,035
Transfer from stage 1 to stage 3 (1)	(30,784)	—	30,784	—
Transfer from stage 2 to stage 1 (1)	6,627	(6,627)	—	—
Sales and maturities	(9,792,950)	—	—	(9,792,950)
Purchases and renewals	7,701,763	—	—	7,701,763
Valuation and payments	84,609	(66,959)	—	17,650
Foreign Exchange	(1,182,067)	(62,172)	—	(1,244,239)

Gross carrying amount as at 31 December 2023	12,760,342	205,133	30,784	12,996,259

(1)	Stage transfer in corporate bonds by Banistmo S.A.

Schedule of provisions for the debt instruments portfolio using the expected credit losses model
The following shows provisions detail for the debt instruments portfolio using the expected credit losses model:
As of June 30, 2024

Concept	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Securities at amortized cost	7,467,187	36,039	36,225	7,539,451

Carrying amount	7,494,585	40,286	49,091	7,583,962
Loss allowance	(27,398)	(4,247)	(12,866)	(44,511)

Securities at fair value through other comprehensive income (1)	5,286,044	64,455	—	5,350,499

Total debt instruments portfolio measure at fair value through OCI and amortized cost	12,753,231	100,494	36,225	12,889,950

(1)
Loss allowance of investments at fair value through OCI corresponds to COP (8,084) classified mostly in stage 1. Transfer of 19 securities in Banistmo S.A. from stage 1 to stage 2 related to bonds for COP (152). The increase in relation to 2023 is due to the net effect of the sales and maturities, debt instruments purchased, net provisions recognized during the period and foreign exchange for COP (2,522).

As of December 31, 2023

Concept	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Securities at amortized cost	6,612,165	205,133	30,784	6,848,082

Carrying amount	6,642,104	217,046	44,735	6,903,885
Loss allowance	(29,939)	(11,913)	(13,951)	(55,803)

Securities at fair value through other comprehensive income (1)	6,148,177	—	—	6,148,177

Total debt instruments portfolio measure at fair value through OCI and amortized cost	12,760,342	205,133	30,784	12,996,259

(1)	Loss allowance of investments at fair value through OCI corresponds to COP (5,562) classified in stage 1.

Schedule of the equity instruments designated at fair value through OCI analyzed by listing status
The following table details the
equity instruments designated at fair value
through OCI analyzed by listing status:

Equity securities	Carrying amount
	June 30, 2024	December 31, 2023
	In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia	2	2
Equity securities listed in foreign countries	72,415	78,787
Equity securities unlisted:
Telered S.A.	153,701	164,981
Asociación Gremial de Instituciones Financieras Credibanco S.A.	114,551	110,786
Transacciones y Transferencias, S. A. (1)	39,287	17,346
Compañía de Procesamiento de Medios de Pago Guatemala (Bahamas), S. A.	17,774	16,333
Cámara de Riesgo Central de Contraparte de Colombia S.A.	15,763	14,998
Derecho Fiduciario Inmobiliaria Cadenalco	4,105	4,449
Others	21,485	36,675

Total equity securities at fair value through OCI	439,083	444,357

(1)	The increase is due to the valuation of the company during 2024.

Schedule of the changes in the allowance for debt instruments measured at amortized cost
The following table se
ts forth the changes in the allowance for debt instruments measured at amortized cost:
As of June 30, 2024

Concept	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Loss allowance of January 1, 2024	29,939	11,913	13,951	55,803
Transfer from stage 1 to stage 2 (1)	(665)	665	—	—
Transfer from stage 2 to stage 1 (1)	354	(354)	—	—
Sales and maturities	(2,659)	(5,895)	—	(8,554)
New debt instruments purchased (2)	5,717	343	—	6,060
Net provisions recognised during the period	(6,841)	(2,778)	(2,150)	(11,769)
Foreign Exchange	1,553	353	1,065	2,971

Loss allowance of June 30, 2024	27,398	4,247	12,866	44,511

(1)	Stage transfer in corporate bonds by Banistmo S.A. and Bangrícola S.A. y Filiales.
(2)	Impairment is mainly in securities issued by government entities and corporate bonds by Bancolombia S.A. and Banistmo S.A.
As of June 30, 2023

Concept	Stage 1	Stage 2	Total
	In millions of COP
Loss allowance of January 1, 2023	29,881	35,020	64,901
Transfer from stage 1 to stage 2 (1)	(1,134)	1,134	—
Sales and maturities	(1,149)	—	(1,149)
New debt instruments purchased (2)	9,870	—	9,870
Net provisions recognised during the period	6,293	(5,057)	1,236
Foreign Exchange	(3,506)	(4,292)	(7,798)

Loss allowance of June 30, 2023	40,255	26,805	67,060

(1)	Stage transfer in corporate bonds by Banistmo S.A.
(2)	Impairment is mainly in securities issued by government entities and corporate bonds by Bancolombia S.A. and Banistmo S.A.

Schedule of the carrying values of Group Bancolombia derivatives by type of risk
The following table
sets forth the carrying values of Group Bancolombia
derivatives by type of risk as of June 30, 2024 and December 31, 2023:

Derivatives	June 30, 2024	December 31, 2023
	In millions of COP
Forwards
Assets
Foreign exchange contracts	1,907,739	4,381,906
Equity contracts	903	3,015

Subtotal assets	1,908,642	4,384,921

Liabilities
Foreign exchange contracts	1,897,735	4,526,353
Equity contracts	8,753	10,481

Subtotal liabilities	1,906,488	4,536,834

Total forwards	2,154	(151,913)

Swaps
Assets
Foreign exchange contracts	1,176,991	1,304,337
Interest rate contracts	254,506	352,424

Subtotal assets	1,431,497	1,656,761

Liabilities
Foreign exchange contracts	1,340,846	1,491,086
Interest rate contracts	336,766	449,857

Subtotal liabilities	1,677,612	1,940,943

Total swaps	(246,115)	(284,182)

Options
Assets
Foreign exchange contracts	104,100	210,588

Subtotal assets	104,100	210,588

Liabilities
Foreign exchange contracts	96,118	232,587

Subtotal liabilities	96,118	232,587

Total options	7,982	(21,999)

Derivative assets	3,444,239	6,252,270

Derivative liabilities	3,680,218	6,710,364

Schedule of hedging instruments of net foreign investment
The following is the detail of the hedging instruments of the net foreign investment:
As of June 30, 2024

Debt securities issued designated as a hedging instrument (1)
In thousands of USD
Opening date	Expiration date	Rate	Principal balance	Designated capital as a hedged instrument
18/10/2017	18/10/2027	7.03%	466,368	360,000
18/12/2019	18/12/2029	4.68%	436,516	436,516
18/12/2019	18/12/2029	4.68%	85,710	85,710
18/12/2019	18/12/2029	4.68%	27,774	27,774
29/01/2020	29/01/2025	3.02%	214,613	214,613

Total debt securities issued			1,230,981	1,124,613

(1)
The Bank discontinued the hedging relationship in March 2024 USD 200,000 as a result of the prepayment of the total financing with Correspondent Banks and in June 2024 USD 267,421 as result of the repurchase of Debt securities issued, designated as a hedging instrument.

As of December 31, 2023

Debt securities issued designated as a hedging instrument
In thousands of USD
Opening date	Expiration date	Rate	Principal balance	Designated capital as a hedged instrument
18/10/2017	18/10/2027	7.03%	750,000	360,000
18/12/2019	18/12/2029	4.68%	436,516	436,516
18/12/2019	18/12/2029	4.68%	85,710	85,710
18/12/2019	18/12/2029	4.68%	27,774	27,774
29/01/2020	29/01/2025	3.02%	482,034	482,034

Total debt securities issued			1,782,034	1,392,034

Financing with Correspondent Banks designated as a hedging instrument
31/03/2022	17/03/2025	6.06%	150,000	150,000
7/09/2022	5/09/2025	6.36%	50,000	50,000

Total financing with Correspondent Banks			200,000	200,000

Total			1,982,034	1,592,034